2. Acquisition (Details 1)	12 Months Ended
Jun. 30, 2014 USD ($) $ / shares
Text Block [Abstract]
Revenues | $	$ 7,623,200
Net Income (loss) | $	$ (69,300)
Net income (loss) per share - basic	$ (.05)
Net income (loss) per share - diluted	$ (.05)